Capital surplus and retained earnings (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Capital Surplus
Details of the Group’s capital surplus are set out below:

	2017
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	6,473,471	408,051	7,304	6,888,826
Share-based payments	—	(17,650)	—	(17,650)
Cash distribution from capital surplus	(599,728)	—	—	(599,728)

December 31	5,873,743	390,401	7,304	6,271,448

	2018
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	5,873,743	390,401	7,304	6,271,448
Share-based payments	—	(7,967)	—	(7,967)
Capital reduction	—	72	—	72

December 31	5,873,743	382,506	7,304	6,263,553

	2019
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	5,873,743	382,506	7,304	6,263,553
Share-based payments	—	(412)	—	(412)
Cancellation of treasury stock	(199,501)	(12,853)	—	(212,354)

December 31	5,674,242	369,241	7,304	6,050,787

Summary of Distribution Towards Legal Reserve and Cash Dividend
The appropriations of 2016, 2017 and 2018 were resolved at the shareholders’ meetings on May 26, 2017, June 26, 2018 and June 10, 2019, respectively. Details are summarized below:

	2016		2017		2018
	Amount	Cash Distribution per share	Amount	Cash Distribution per share	Amount	Cash Distribution per share

	NT$000	NT$	NT$000	NT$	NT$000	NT$
Legal reserve	28,680		302,653		110,308
Cash dividend	257,026	0.30	256,806	0.30	872,718	1.20
Cash distribution from capital surplus	599,728	0.70	—	—	—	—